5. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
5. RELATED PARTY TRANSACTIONS

Related party advances

As of June 30, 2021 and December 31, 2020, the Company had amounts due to Fastbase Inc., a company commonly controlled by a board member of the Company, of $29,626 and $29,626, respectively. During the six month ended June 30, 2021 and 2020, the Company received additional advances in the amounts of $1,909 and $32,124, respectively, and the Company made payments on the advances in the amounts of $1,909 and $8,152, respectively.

Loans payable - related party

On June 1, 2020 the company entered into a loan agreement with Fastbase Inc., a company commonly controlled by a board member of the Company, in the amount of $30,215. The amount bears no interest and is due upon request.

On September 1, 2020 the company entered into a loan agreement with Fastbase Inc., a company commonly controlled by a board member of the company, in the amount of $15,000. The note bears an interest rate of 4.25% and is due on September 1, 2022.

On October 24, 2020 the company entered into a loan agreement with Fastbase Inc., a company commonly controlled by a board member of the company, in the amount of $7,875. The note bears an interest rate of 4.25% and is due on January 1, 2023.

On December 3, 2020 the company entered into a loan agreement with Fastbase Inc., a company commonly controlled by a board member of the company, in the amount of $10,000. The note bears an interest rate of 4.25% and is due on January 1, 2023.

As of June 30, 2021 and December 31, 2020, the Company had loans due to related parties of $63,090 and $63,090, respectively. Interest expense related to related party loans was $2,203 and $0 for the six months of June 30, 2021 and 2020, respectively, of which $1,499 was imputed interest and recorded against additional paid in capital for the quarter ended June 30, 2021.

Line of credit – related party

On December 30, 2020 the company entered into a $1,000,000 revolving note agreement with it majority shareholder. The note carries and 0.01% interest rate and is due on the later of the date the Company has the funds to repay the note or 24 months. During the six months ended June 30, 2021, the Company borrowed $245,000 under the revolving note. As of June 30, 2021 and December 31, 2020, the note had a balance of $245,000 and $0, respectively.

Related party advances

As of December 31, 2020 and 2019, the Company had amounts due to Fastbase Inc, a company commonly controlled by a board member of the Company, of $29,626 and $35,869, respectively. During the years ended December 31, 2020 and 2019, the Company received additional advances in the amounts of $1,909 and $15,979, respectively, and the Company made payments on the advances in the amounts of $8,152 and $17,300, respectively.

Related party loans

On June 1, 2020 the company entered into a loan agreement with Fastbase Inc, a company commonly controlled by a board member of the Company, in the amount of $30,215. The amount bears no interest and is due upon request.

On September 1, 2020 the company entered into a loan agreement with Fastbase Inc, a company commonly controlled by a board member of the company, in the amount of $15,000. The note bears an interest rate of 4.25% and is due on September 1, 2022.

On October 24, 2020 the company entered into a loan agreement with Fastbase Inc, a company commonly controlled by a board member of the company, in the amount of $7,875. The note bears an interest rate of 4.25% and is due on January 1, 2023.

On December 3, 2020 the company entered into a loan agreement with Fastbase Inc, a company commonly controlled by a board member of the company, in the amount of $10,000. The note bears an interest rate of 4.25% and is due on January 1, 2023.

Interest expense related to related party loans was $2,069 and $0 as of December 31, 2020 and 2019, respectively, of which $1,763 was imputed interest and recorded against additional paid in capital for the year ended December 31, 2020.

Revenues related party

On March 1, 2018 Wikisoft entered into a service contract with Fastbase Inc., a company commonly controlled by a board member of the company, to provide 5 million ad impressions and 18 months of advertisements with tracking code placement on all Wikisoft portals for $100,000. During this period the company must not display any type of advertisements for other web analytics tools in competition with Fastbase Inc. The Company recognized the revenue evenly over the life of the Contract.

During the years ended December 31, 2020 and 2019, the Company recognized $0 and $44,444 in revenue related to the contract.